Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Document Period End Date	May 31, 2024
C000091187 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class N
Trading Symbol	MECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class N/MECAX)	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund's Class N shares advanced 10.99% for the fiscal year ended May 31, 2024, led by strong performance in Europe.
•    The Fund’s results in Asia trailed Europe as the Japanese yen weakened considerably against the U.S. dollar.
Relative Performance
•    The Fund underperformed the MSCI World ex USA Index, which gained 18.48% (net of source taxes), as the Fund’s focus on small cap stocks led to underperformance. The benchmark is heavily weighted in large cap stocks, which outperformed small cap stocks during the year.
Top Contributors and Detractors
•    The Fund’s holdings in Canada, Germany, and the United Kingdom were the largest relative contributors on a geographic level, while positions in Japan, Sweden, and Australia detracted.
•    Health care and consumer staples were the Fund’s top performing sectors on a relative basis, while financials and information technology were the main detractors.
Positioning Update
•    Geographically, the Fund’s largest exposure remains Japan, followed by the United Kingdom, where the Fund has added new positions.
•    Industrials, consumer discretionary, materials, and information technology are the Fund’s largest sectors. The Fund has no exposure to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of May 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	10.99%	(0.39%)	5.34%
MSCI World ex USA Index	18.48%	8.15%	4.59%
MSCI World ex USA Small Cap Index	14.36%	6.25%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective May 31, 2024, the MSCI World ex USA Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World ex USA Small Cap Index, its legacy primary benchmark, as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 40,201,503
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 114,252
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2024)
Fund net assets	$40,201,503
Total number of portfolio holdings	75
Total advisory fees paid	$114,252
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Senshu Electric Co., Ltd. (Japan)	2.9%
DMG Mori Co., Ltd. (Japan)	2.9%
Vidrala, S.A. (Spain)	2.3%
Gift Holdings, Inc. (Japan)	2.1%
Hill & Smith PLC (United Kingdom)	2.1%
Rheinmetall AG (Germany)	2.1%
Howden Joinery Group PLC (United Kingdom)	2.0%
Kitron A.S.A. (Norway)	2.0%
ADENTRA, Inc. (Canada)	1.9%
Sarantis, S.A. (Greece)	1.8%
Top Ten as a Group	22.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Senshu Electric Co., Ltd. (Japan)	2.9%
DMG Mori Co., Ltd. (Japan)	2.9%
Vidrala, S.A. (Spain)	2.3%
Gift Holdings, Inc. (Japan)	2.1%
Hill & Smith PLC (United Kingdom)	2.1%
Rheinmetall AG (Germany)	2.1%
Howden Joinery Group PLC (United Kingdom)	2.0%
Kitron A.S.A. (Norway)	2.0%
ADENTRA, Inc. (Canada)	1.9%
Sarantis, S.A. (Greece)	1.8%
Top Ten as a Group	22.1%

C000091188 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class I
Trading Symbol	MECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class I/MECIX)	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund's Class I shares advanced 11.15% for the fiscal year ended May 31, 2024, led by strong performance in Europe.
•    The Fund’s results in Asia trailed Europe as the Japanese yen weakened considerably against the U.S. dollar.
Relative Performance
•    The Fund underperformed the MSCI World ex USA Index, which gained 18.48% (net of source taxes), as the Fund’s focus on small cap stocks led to underperformance. The benchmark is heavily weighted in large cap stocks, which outperformed small cap stocks during the year.
Top Contributors and Detractors
•    The Fund’s holdings in Canada, Germany, and the United Kingdom were the largest relative contributors on a geographic level, while positions in Japan, Sweden, and Australia detracted.
•    Health care and consumer staples were the Fund’s top performing sectors on a relative basis, while financials and information technology were the main detractors.
Positioning Update
•    Geographically, the Fund’s largest exposure remains Japan, followed by the United Kingdom, where the Fund has added new positions.
•    Industrials, consumer discretionary, materials, and information technology are the Fund’s largest sectors. The Fund has no exposure to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of May 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	11.15%	(0.24%)	5.52%
MSCI World ex USA Index	18.48%	8.15%	4.59%
MSCI World ex USA Small Cap Index	14.36%	6.25%	4.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective May 31, 2024, the MSCI World ex USA Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World ex USA Small Cap Index, its legacy primary benchmark, as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 40,201,503
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 114,252
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2024)
Fund net assets	$40,201,503
Total number of portfolio holdings	75
Total advisory fees paid	$114,252
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Senshu Electric Co., Ltd. (Japan)	2.9%
DMG Mori Co., Ltd. (Japan)	2.9%
Vidrala, S.A. (Spain)	2.3%
Gift Holdings, Inc. (Japan)	2.1%
Hill & Smith PLC (United Kingdom)	2.1%
Rheinmetall AG (Germany)	2.1%
Howden Joinery Group PLC (United Kingdom)	2.0%
Kitron A.S.A. (Norway)	2.0%
ADENTRA, Inc. (Canada)	1.9%
Sarantis, S.A. (Greece)	1.8%
Top Ten as a Group	22.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Senshu Electric Co., Ltd. (Japan)	2.9%
DMG Mori Co., Ltd. (Japan)	2.9%
Vidrala, S.A. (Spain)	2.3%
Gift Holdings, Inc. (Japan)	2.1%
Hill & Smith PLC (United Kingdom)	2.1%
Rheinmetall AG (Germany)	2.1%
Howden Joinery Group PLC (United Kingdom)	2.0%
Kitron A.S.A. (Norway)	2.0%
ADENTRA, Inc. (Canada)	1.9%
Sarantis, S.A. (Greece)	1.8%
Top Ten as a Group	22.1%

C000188985 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class Z
Trading Symbol	MECZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class Z/MECZX)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund's Class Z shares advanced 11.27% for the fiscal year ended May 31, 2024, led by strong performance in Europe.
•    The Fund’s results in Asia trailed Europe as the Japanese yen weakened considerably against the U.S. dollar.
Relative Performance
•    The Fund underperformed the MSCI World ex USA Index, which gained 18.48% (net of source taxes), as the Fund’s focus on small cap stocks led to underperformance. The benchmark is heavily weighted in large cap stocks, which outperformed small cap stocks during the year.
Top Contributors and Detractors
•    The Fund’s holdings in Canada, Germany, and the United Kingdom were the largest relative contributors on a geographic level, while positions in Japan, Sweden, and Australia detracted.
•    Health care and consumer staples were the Fund’s top performing sectors on a relative basis, while financials and information technology were the main detractors.
Positioning Update
•    Geographically, the Fund’s largest exposure remains Japan, followed by the United Kingdom, where the Fund has added new positions.
•    Industrials, consumer discretionary, materials, and information technology are the Fund’s largest sectors. The Fund has no exposure to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment since inception in the class of shares noted, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and since inception periods ended as of May 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	11.27%	(0.15%)	1.99%
MSCI World ex USA Index	18.48%	8.15%	6.12%
MSCI World ex USA Small Cap Index	14.36%	6.25%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective May 31, 2024, the MSCI World ex USA Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World ex USA Small Cap Index, its legacy primary benchmark, as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 40,201,503
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 114,252
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2024)
Fund net assets	$40,201,503
Total number of portfolio holdings	75
Total advisory fees paid	$114,252
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Senshu Electric Co., Ltd. (Japan)	2.9%
DMG Mori Co., Ltd. (Japan)	2.9%
Vidrala, S.A. (Spain)	2.3%
Gift Holdings, Inc. (Japan)	2.1%
Hill & Smith PLC (United Kingdom)	2.1%
Rheinmetall AG (Germany)	2.1%
Howden Joinery Group PLC (United Kingdom)	2.0%
Kitron A.S.A. (Norway)	2.0%
ADENTRA, Inc. (Canada)	1.9%
Sarantis, S.A. (Greece)	1.8%
Top Ten as a Group	22.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Senshu Electric Co., Ltd. (Japan)	2.9%
DMG Mori Co., Ltd. (Japan)	2.9%
Vidrala, S.A. (Spain)	2.3%
Gift Holdings, Inc. (Japan)	2.1%
Hill & Smith PLC (United Kingdom)	2.1%
Rheinmetall AG (Germany)	2.1%
Howden Joinery Group PLC (United Kingdom)	2.0%
Kitron A.S.A. (Norway)	2.0%
ADENTRA, Inc. (Canada)	1.9%
Sarantis, S.A. (Greece)	1.8%
Top Ten as a Group	22.1%